Annual Total Returns - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - Fidelity Series Emerging Markets Debt Local Currency Fund - Fidelity Series Emerging Markets Debt Local Currency Fund
Mar. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	Oct. 30, 2020
Annual Return 2021	(8.56%)
Annual Return 2022	(7.85%)
Annual Return 2023	13.53%
Annual Return 2024	(2.54%)